Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255432 | Western Europe
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000255432 | South & Central America
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000255432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000255432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.12%
C000255432 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000255432 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000255432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000255432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.07%
C000255432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.22%
C000255432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000255432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000255432 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000255432 | North America
Holdings [Line Items]
Percent of Net Asset Value	66.17%
C000255432 | Asia
Holdings [Line Items]
Percent of Net Asset Value	9.96%
C000255433 | Western Europe
Holdings [Line Items]
Percent of Net Asset Value	15.48%
C000255433 | South & Central America
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000255433 | North America
Holdings [Line Items]
Percent of Net Asset Value	57.95%
C000255433 | Asia
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000242685 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.94%
C000242685 | Entertainment Facilities
Holdings [Line Items]
Percent of Total Investments	2.89%
C000242685 | Retail REIT
Holdings [Line Items]
Percent of Total Investments	3.26%
C000242685 | Gaming REIT
Holdings [Line Items]
Percent of Total Investments	3.38%
C000242685 | Hotel REIT
Holdings [Line Items]
Percent of Total Investments	4.77%
C000242685 | Self-storage REIT
Holdings [Line Items]
Percent of Total Investments	6.34%
C000242685 | Infrastructure REIT
Holdings [Line Items]
Percent of Total Investments	6.46%
C000242685 | Multi Asset Class REIT
Holdings [Line Items]
Percent of Total Investments	7.20%
C000242685 | Specialty REIT
Holdings [Line Items]
Percent of Total Investments	8.62%
C000242685 | Office REIT
Holdings [Line Items]
Percent of Total Investments	8.70%
C000242685 | Industrial REIT
Holdings [Line Items]
Percent of Total Investments	9.16%
C000242685 | Data Center REIT
Holdings [Line Items]
Percent of Total Investments	11.53%
C000242685 | Health Care REIT
Holdings [Line Items]
Percent of Total Investments	13.06%
C000242685 | Residential REIT
Holdings [Line Items]
Percent of Total Investments	13.69%
C000237993 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.91%
C000237993 | Materials
Holdings [Line Items]
Percent of Total Investments	3.52%
C000237993 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.22%
C000237993 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.53%
C000237993 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000237993 | Renewable Energy
Holdings [Line Items]
Percent of Total Investments	1.63%
C000237993 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	1.70%
C000237993 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	3.34%
C000237993 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	4.67%
C000237993 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	5.43%
C000237993 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	6.70%
C000237993 | Media
Holdings [Line Items]
Percent of Total Investments	6.78%
C000237993 | Financial Services
Holdings [Line Items]
Percent of Total Investments	11.72%
C000237993 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000237993 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.48%
C000237993 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	23.67%
C000255835 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.33%
C000255835 | Materials
Holdings [Line Items]
Percent of Total Investments	3.33%
C000255835 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.78%
C000255835 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.05%
C000255835 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.23%
C000255835 | SOFTWARE & TECH SERVICES
Holdings [Line Items]
Percent of Total Investments	0.54%
C000255835 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	0.81%
C000255835 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Total Investments	0.96%
C000255835 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255835 | MEDIA
Holdings [Line Items]
Percent of Total Investments	3.18%
C000255835 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Total Investments	4.75%
C000255835 | OIL & GAS
Holdings [Line Items]
Percent of Total Investments	6.12%
C000255835 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Total Investments	6.92%
C000255835 | INSURANCE
Holdings [Line Items]
Percent of Total Investments	8.79%
C000255835 | TELECOMMUNICATIONS
Holdings [Line Items]
Percent of Total Investments	9.17%
C000255835 | BANKING
Holdings [Line Items]
Percent of Total Investments	16.73%
C000255835 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Total Investments	18.41%
C000255835 | Germany
Holdings [Line Items]
Percent of Total Investments	0.54%
C000255835 | China
Holdings [Line Items]
Percent of Total Investments	1.88%
C000255835 | Japan
Holdings [Line Items]
Percent of Total Investments	1.95%
C000255835 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.12%
C000255835 | Canada
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255835 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.35%
C000255835 | Philippines
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255835 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.76%
C000255835 | United States
Holdings [Line Items]
Percent of Total Investments	2.82%
C000255835 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255835 | Australia
Holdings [Line Items]
Percent of Total Investments	3.06%
C000255835 | Spain
Holdings [Line Items]
Percent of Total Investments	3.45%
C000255835 | Italy
Holdings [Line Items]
Percent of Total Investments	3.66%
C000255835 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.91%
C000255835 | Mexico
Holdings [Line Items]
Percent of Total Investments	8.06%
C000255835 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.70%
C000255835 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.97%
C000255835 | France
Holdings [Line Items]
Percent of Total Investments	12.87%
C000255835 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.20%
C000250805 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.11%
C000250805 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	0.75%
C000250805 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	99.14%
C000250806 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.20%
C000250806 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	0.73%
C000250806 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	99.07%
C000256042 | Money Market
Holdings [Line Items]
Percent of Total Investments	0.62%
C000256042 | EXCHANGE TRADED FUND
Holdings [Line Items]
Percent of Total Investments	99.38%